Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	$ 9,467	$ 7,245
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	271	95
Included in profit or loss
Current service cost	1,687	1,180
Past service cost (credit)		(307)
Interest cost (income)	636	492
Included in profit or loss, total	2,323	1,365
Included in other comprehensive income
-demographic assumptions	(20)	854
-financial assumptions	417	17
-experience adjustment	441	340
Included in other comprehensive income, total	838	1,211
Effects of movement in foreign exchange rates	(259)	(118)
Other
Benefits paid	(481)	(331)
Closing balance	12,159	9,467
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	(151)	(155)
Included in profit or loss
Interest cost (income)	(9)	(11)
Included in profit or loss, total	(9)	(11)
Included in other comprehensive income
-Return on plan assets excluding interest income	1	1
Included in other comprehensive income, total	1	1
Effects of movement in foreign exchange rates	3	3
Other
Contribution by employer	(11)	(2)
Benefits paid	41	13
Closing balance	(126)	(151)
Net Defined Benefit Liability [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	9,316	7,090
Acquired through business combination (refer note 7(b), 7 (c) and 7 (d))	271	95
Included in profit or loss
Current service cost	1,687	1,180
Past service cost (credit)		(307)
Interest cost (income)	627	481
Included in profit or loss, total	2,314	1,354
Included in other comprehensive income
-demographic assumptions	(20)	854
-financial assumptions	417	17
-experience adjustment	441	340
-Return on plan assets excluding interest income	1	1
Included in other comprehensive income, total	839	1,212
Effects of movement in foreign exchange rates	(256)	(115)
Other
Contribution by employer	(11)	(2)
Benefits paid	(440)	(318)
Closing balance	$ 12,033	$ 9,316